Income Tax (Expense)/ Benefit - Components of income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of income tax expense:
Current tax expense	$ (3,620)	$ (718)	$ (521)
Deferred tax (expense)/benefit	(687)	736	(1,349)
Total income tax benefit/(expense)	$ (4,307)	$ 18	$ (1,870)